CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade receivables
Disclosure of subsidiaries [line items]
Impairment (recovery) of trade receivables	$ 18,808	$ 6,364	$ 5,323